                           FULCRUM SEPARATE ACCOUNT
            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
      SUPPLEMENT DATED FEBRUARY 25, 1998 TO PROSPECTUS DATED MAY 1, 1997

                           FULCRUM SEPARATE ACCOUNT
              FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
      SUPPLEMENT DATED FEBRUARY 25, 1998 TO PROSPECTUS DATED JULY 2, 1997


Effective February 11, 1998, Allmerica Investment Management Company, Inc. ("AIMCO") has replaced Palladian Advisors, Inc. ("PAI") as the overall manager of The Palladian-SM- Trust. AIMCO is located at 440 Lincoln Street, Worcester, Massachusetts 01653. FOR MORE INFORMATION, SEE THE SUPPLEMENT DATED FEBRUARY 25, 1998 TO THE PROSPECTUS OF THE PALLADIAN-SM- TRUST DATED MAY 1, 1997.

                                     * * *

AIMCO has agreed to limit operating expenses of the Portfolios of The Palladian-SM- Trust and reimburse those expenses to the extent that each Portfolio's 1998 "other expenses" (i.e., expenses other than management fees) exceed the following expense limitations (expressed as an annualized percentage of average daily net assets) :


Value Portfolio                                 1.00%
Growth Portfolio                                1.00%
International Growth Portfolio                  1.20%
Global Strategic Income Portfolio               1.20%
Global Interactive/Telecomm Portfolio           1.20%

                                     * * *

Under the caption "ANNUAL AND TRANSACTION EXPENSES," the examples are hereby amended to read in their entirety as follows:

(1) If, at the end of the applicable period, you surrender the Contract or annuitize* under a commutable period certain option or a non-commutable period certain option of less than ten years, or any fixed period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

EXAMPLE 1 - ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST.

(For the fee to be 0.00% a Portfolio's performance, net of all fees and expenses, would have to be more than 3.0 percentage points below the benchmark index.)



                                                   OTHER EXPENSES
                                                     (AFTER ANY
                                      MANAGEMENT      APPLICABLE    TOTAL OPERATING
FUND                                     FEES       REIMBURSEMENT)     EXPENSES
----                                  ----------   ---------------  ---------------
Value Portfolio                         0.00%(1)        1.00%(2)        1.00%
Growth Portfolio                        0.00%(1)        1.00%(2)        1.00%
International Growth Portfolio          0.00%(1)        1.20%(2)        1.20%
Global Strategic Income Portfolio       0.00%(1)        1.20%(2)        1.20%
Global Interactive/Telecomm Portfolio   0.00%(1)        1.20%(2)        1.20%
Money Market Fund                       0.28%           0.07%(3)        0.35%

EXAMPLE 2 - ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST.

(For the fee to be 2.00%, a Portfolio's performance, net of all fees and expenses, would have to be between 1.5 and 3.0 percentage points higher than the benchmark index.)

                                                   OTHER EXPENSES
                                                     (AFTER ANY
                                      MANAGEMENT      APPLICABLE    TOTAL OPERATING
FUND                                     FEES       REIMBURSEMENT)     EXPENSES
----                                  ----------   ---------------  ---------------
Value Portfolio                         2.00%(1)        1.00%(2)        3.00%
Growth Portfolio                        2.00%(1)        1.00%(2)        3.00%
International Growth Portfolio          2.00%(1)        1.20%(2)        3.20%
Global Strategic Income Portfolio       2.00%(1)        1.20%(2)        3.20%
Global Interactive/Telecomm Portfolio   2.00%(1)        1.20%(2)        3.20%
Money Market Fund                       0.28%           0.07%(3)        0.35%

EXAMPLE 3 - ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST.

(For the fee to be 4.00%, a Portfolio's performance, net of all fees and expenses, would have to be at least 7.5 percentage points higher than the benchmark index.)

                                                   OTHER EXPENSES
                                                     (AFTER ANY
                                      MANAGEMENT      APPLICABLE    TOTAL OPERATING
FUND                                     FEES       REIMBURSEMENT)     EXPENSES
----                                  ----------   ---------------  ---------------
Value Portfolio                         4.00%(1)        1.00%(2)        5.00%
Growth Portfolio                        4.00%(1)        1.00%(2)        5.00%
International Growth Portfolio          4.00%(1)        1.20%(2)        5.20%
Global Strategic Income Portfolio       4.00%(1)        1.20%(2)        5.20%
Global Interactive/Telecomm Portfolio   4.00%(1)        1.20%(2)        5.20%
Money Market Fund                       0.28%           0.07%(3)        0.35%

(1) A performance based advisory fee is in effect, which fee may vary anywhere from 0.00% to 4.00%.

(2) Restated to reflect the expense limitation in effect during 1998. AIMCO has agreed to limit operating expenses and reimburse those expenses to the extent that the Portfolio's 1998 "other expenses" (i.e., expenses other than management fees) exceed the following expense limitations (expressed as an annualized percentage of average daily net assets): Value Portfolio, 1.00%; Growth Portfolio, 1.00%; International Growth Portfolio, 1.20%; Global Strategic Income Portfolio, 1.20%; and Global Interactive/Telecomm Portfolio, 1.20%. For the two years following the date that the expense limitation ends, each Portfolio will reimburse AIMCO for any fees it waived or expenses it reimbursed pursuant to the expense limitation, provided that such reimbursement would not cause the Portfolio's "other expense" ratio to exceed the expense limitation set forth above. After this two-year period, the Portfolio's reimbursement liability to AIMCO will cease. In addition, if at any time the investment management agreement between AIMCO and the Portfolios terminates, the Portfolio's reimbursement liability to AIMCO will cease.

(3) Under its Management Agreement with Allmerica Investment Trust, AIMCO has declared a voluntary expense limitation of 0.60% for the Money Market Fund. The total operating expenses of the Money Market Fund was less than the expense limitation throughout 1997. The declaration of a voluntary expense limitation in any year does not bind Allmerica Investment to declare future expense limitations with respect to this Fund.

The following examples demonstrate the cumulative expenses which would be paid at one year and three years, assuming a $1,000 investment in a Sub-Account and a 5% annual return on assets, as required by rules of the SEC.

The information given under the following examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. In particular, because the advisory fee of the five Portfolios of The Palladian Trust may vary from 0.00% to 4.00% depending on performance, three separate examples are provided: Example (1) assumes that no advisory fee is paid for each of the five Portfolios; Example (2) assumes that the advisory fee for the five Portfolios is paid at the annual rate of 2.00%; and Example (3) assumes that the advisory fee is paid at the annual rate of 4.00%.

(1) If, at the end of the applicable period, you surrender the Contract or annuitize* under a commutable period certain option or a non-commutable period certain option of less than ten years, or any fixed period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

EXAMPLE 1 - ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST


FUND                                     1 YEAR         3 YEARS
----                                     ------         -------
Value Portfolio                           $86            $123
Growth Portfolio                          $86            $123
International Growth Portfolio            $88            $129
Global Strategic Income Portfolio         $88            $129
Global Interactive/Telecomm Portfolio     $88            $129
Money Market Fund                         $80            $105


EXAMPLE 2 - ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST


FUND                                     1 YEAR         3 YEARS
----                                     ------         -------
Value Portfolio                           $105           $180
Growth Portfolio                          $105           $180
International Growth Portfolio            $107           $185
Global Strategic Income Portfolio         $107           $185
Global Interactive/Telecomm Portfolio     $107           $185
Money Market Fund                         $ 80           $105


EXAMPLE 3 - ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST


FUND                                     1 YEAR         3 YEARS
----                                     ------         -------
Value Portfolio                           $124           $233
Growth Portfolio                          $124           $233
International Growth Portfolio            $126           $239
Global Strategic Income Portfolio         $126           $239
Global Interactive/Telecomm Portfolio     $126           $239
Money Market Fund                         $ 80           $105


(2) If, at the end of the applicable time period, you annuitize* under a life option or a non-commutable period certain option of ten years or longer, or if you do not surrender or annuitize the Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

EXAMPLE 1 - ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST


FUND                                     1 YEAR         3 YEARS
----                                     ------         -------
Value Portfolio                           $25            $78
Growth Portfolio                          $25            $78
International Growth Portfolio            $27            $84
Global Strategic Income Portfolio         $27            $84
Global Interactive/Telecomm Portfolio     $27            $84
Money Market Fund                         $19            $58


EXAMPLE 2 - ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST


FUND                                     1 YEAR         3 YEARS
----                                     ------         -------
Value Portfolio                           $45            $136
Growth Portfolio                          $45            $136
International Growth Portfolio            $47            $142
Global Strategic Income Portfolio         $47            $142
Global Interactive/Telecomm Portfolio     $47            $142
Money Market Fund                         $19             $58


EXAMPLE 3 - ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS OF THE PALLADIAN-SM- TRUST(1)


FUND                                     1 YEAR         3 YEARS
----                                     ------         -------
Value Portfolio                           $65            $193
Growth Portfolio                          $65            $193
International Growth Portfolio            $67            $198
Global Strategic Income Portfolio         $67            $198
Global Interactive/Telecomm Portfolio     $67            $198
Money Market Fund                         $19             $58


(1) In order to have a 5% annual return and a management fee of 4%, the performance of the Portfolios of the Palladian Trust would have to be 9% before the deduction of the 4% fee resulting in performance of 5% and the benchmark index would have to decrease at least 2.5 percentage points (meaning the Portfolio's performance after fees and expenses was at least 7.5 percentage points better than the benchmark index.

As required in rules promulgated under the Investment Company Act of 1940 (the "1940 Act"), the Contract fee is reflected in the examples by a method to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.075%, and the amount of the Contract fee is assumed to be $0.75 in the examples. The Contract fee is deducted only when the Accumulated Value is less than $100,000. Lower costs apply to Contracts issued to a 401(k) plan.

* The Contract fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization under an option including a life contingency or under a noncommutable period certain option of ten years or longer.